Inventory (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventories	$ 359	$ 396	$ 415
Timeshare [member]
Inventory [Line Items]
Inventories		371	389
Hotel [member]
Inventory [Line Items]
Inventories		$ 25	$ 26